Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 2,005,727	$ 14,896,498
Restricted cash	236,400	236,400
Accounts receivable	0	151,195
Receivable from YR TV station	3,331,675	3,645,268
Other receivables and prepaid expenses	225,720	197,123
Other receivable - Hetong's shareholder	0	161,566
Deferred financing costs	0	1,279,879
Receivable from disposal of subsidiaries to Kunming TV Station	2,371,095	22,081,747
Total current assets	8,170,617	42,649,676
PROPERTY & EQUIPMENT-NET	11,944	63,428
PROGRAM INVENTORY	0	19,944
INTANGIBLE ASSETS, NET	0	6,190,792
TOTAL ASSETS	8,182,561	48,923,840
CURRENT LIABILITIES
Accounts payable	0	51,357
Customer deposits	0	108,246
Accrued interest	0	789,500
Other payable	330,854	574,247
Accrued liabilities	87,430	1,022,531
Due to related parties	59,750	59,750
Notes payable, net	0	9,042,263
Payable to TV station	1,346,979	11,983,589
Total current liabilities	1,825,013	23,631,483
DEFERRED TAX LIABILITIES	0	59,396
COMMON STOCK SUBJECT TO REPURCHASE	236,400	236,400
TOTAL LIABILITIES	2,061,413	23,927,279
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares $0.0005 par value, 16,000,000 shares authorized, 7,264,503 shares issued and outstanding at December 31, 2011; liquidation preference of $7,264,503	3,633	8,000
Common stock at $0.0001 par value; (64,179,098 shares authorized, issued and outstanding at December 31, 2011)	6,418	4,102
Additional paid-in capital	26,419,357	33,870,121
Accumulated deficit	(22,350,656)	(10,470,373)
Accumulated other comprehensive income	954,490	524,362
Total shareholders' equity	5,033,242	23,936,212
Non-controlling interest	1,087,906	1,060,349
Total equity	6,121,148	24,996,561
TOTAL LIABILITIES AND EQUITY	$ 8,182,561	$ 48,923,840